Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information [Table Text Block]
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2012	2011	2010
Net Sales
Consumables and related revenues	$1,085,596	$1,011,863	$937,714
Instrumentation	168,860	157,884	149,717
Total	$1,254,456	$1,169,747	$1,087,431

Schedule of Geographical Information [Table Text Block]
Our official country of domicile is the Netherlands, which reported net sales of $23.7 million, $23.9 million and $21.5 million for the years ended 2012, 2011 and 2010, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2012	2011	2010
Net Sales
Americas:
United States	$518,130	$466,502	$472,682
Other Americas	42,921	55,137	50,912
Total Americas	561,051	521,639	523,594
Europe	459,321	444,441	398,029
Asia Pacific & Rest of World	234,084	203,667	165,808
Total	$1,254,456	$1,169,747	$1,087,431

Schedule of Long Lived Assets [Table Text Block]

(in thousands)	2012	2011
Long-lived assets
Americas:
United States	$131,689	$98,717
Other Americas	2,196	2,579
Total Americas	133,885	101,296
Europe	272,227	259,220
Asia Pacific & Rest of World	12,820	11,276
Total	$418,932	$371,792